Summary of Significant Accounting Policies (Details)	9 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies Details
Method Used	Black-Scholes option pricing model
Estimated dividends	0.00%
Expected volatility (in percent)	100.00%
Risk - free interest rate (in percent)	0.83%
Expected term	4 years 3 months